RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Nov. 30, 2022
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

9.    RELATED PARTY TRANSACTIONS AND BALANCES

Key management compensation

The amounts due to and from related parties are due to the directors and officers of the Company. The balances are unsecured, non-interest bearing and due on demand. These transactions are in the normal course of operations and have been valued in these consolidated financial statements at the exchange amount, which is the amount of consideration established and agreed to by the related parties. Key management is comprised of directors and officers of the Company

As at November 30, 2022, $Nil (2021 - $5,513) prepayment to directors and officers of the Company.

As at November 30, 2022, $705,672 (2021 - $52,728) was due to directors and officers of the Company:

	November 30, 2022	November 30, 2021
Company controlled by the CFO	$67,540	$-
Company controlled by the Corporate Secretary	-	10,500
CEO of the Company	250,179	561
Director	387,953	41,667
	$705,672	$52,728

During the years ended November 30, 2022 and 2021 and 2020, the Company entered into the following transactions with related parties:

	November 30, 2022	November 30, 2021	November 30, 2020
Management fees	$311,535	$118,000	$114,125
Consulting fees	135,000	307,734	166,667
Accounting fees	-	36,202	22,852
Rent	-	5,000	20,000
Share-based payments	-	410,132	271,993
Salaries and benefits to CEO	330,337	313,626	133,387
	$776,872	$1,190,694	$729,024

Management fees consisted of the following:

	November 30, 2022	November 30, 2021	November 30, 2020
Company controlled by CEO	$243,387	$63,000	$55,125
Company controlled by the Former CFO	-	55,000	59,000
Company controlled by the CFO	68,148	-	-
	$311,535	$118,000	$114,125

Consulting fees consisted of the following:

	November 30, 2022	November 30, 2021	November 30, 2020
Company controlled by the Former Corporate Secretary	$60,000	$-	$-
Directors	75,000	307,734	166,667
	$135,000	$307,734	$166,667

During the year ended November 30, 2022, the Company had 1,650,000 (2021 -1,725,000) stock options held by the CEO, Former CFO, the Former Corporate Secretary, and the Company's directors. The amount recognized as expense for these options for the years ended November 30, 2022, 2021 and 2020 are as follows:

	November 30, 2022		November 30, 2021		November 30, 2020
	Number of Options held	Expense for the year (vested)	Number of options held	Expense for the year (vested)	Number of Options held	Expense for the year (vested)
CEO	600,000	$-	600,000	$133,275	400,000	$44,455
Former CFO	150,000	-	150,000	33,319	100,000	11,113
Former Corporate Secretary	150,000	-	150,000	33,319	100,000	11,113
Directors	750,000	-	825,000	210,219	1,050,000	205,312
	1,650,000	$-	1,725,000	$410,132	1,650,000	$271,993

During the year ended November 30, 2022, the Company also issued 78,125 (2021 -  656,250 and 2020- 500,000) common shares as compensation for consulting fees to a director valued at a total of $17,189 (2021 - $307,734 and 2020 - $125,000) (Note 13).